INVESTMENTS AND PUT RIGHT LIABILITIES	9 Months Ended
Sep. 30, 2025
INVESTMENTS AND PUT RIGHT LIABILITIES

8. INVESTMENTS AND PUT RIGHT LIABILITIES

Investments in TJ Biopharma

(referred to as TJBio Hangzhou prior to the completion of the TJBio Shanghai Equity Transfer on April 2, 2024)

Series A Investments

TJBio Hangzhou, incorporated on June 16, 2019, was a wholly-owned subsidiary of I-Mab Hong Kong with registered capital of $30 million, which was paid up by I-Mab Hong Kong on September 14, 2020.

On September 15, 2020 (the “Series A Closing Date”), I-Mab Hong Kong entered into an equity transfer and investment agreement (the “Series A SPA”) with (i) a limited partnership jointly established by the management of TJBio Hangzhou to hold restricted equity of TJBio Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of TJBio Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Series A Domestic Investors”).

In accordance with the terms of the Series A SPA,

(i)
I-Mab Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to TJBio Hangzhou as of the Series A Closing Date as well as to transfer employment of a team of designated management/workforce to TJBio Hangzhou. The Target Pipelines were evaluated by an independent appraiser, with a total value of $105 million as of the Series A Closing Date;
(ii)
Management Holdco would acquire 10% of the equity of TJBio Hangzhou from I-Mab Hong Kong with no consideration. The 10% equity is represented by TJBio Hangzhou’s registered capital of $3 million, and that after acquiring such equity, Management Holdco is committed to pay $3 million in cash to TJBio Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Series A Closing Date;
(iii)
ESOP Holdco would acquire 5% of the equity of TJBio Hangzhou from I-Mab Hong Kong with no consideration. The 5% equity is represented by TJBio Hangzhou’s registered capital of $1.5 million. All of such equity would be used for TJBio Hangzhou’s future equity incentive plan; and
(iv)
Series A Domestic Investors would acquire a total of 40% of the equity of TJBio Hangzhou from I-Mab Hong Kong with no consideration. The 40% equity is represented by TJBio Hangzhou’s registered capital of $12 million, and after acquiring such equity of TJBio Hangzhou, Series A Domestic Investors would pay $120 million collectively in cash to TJBio Hangzhou to fulfil its capital contribution obligations.

Upon closing of the Series A SPA, the registered capital of TJBio Hangzhou was $30 million. As of December 31, 2020, among the total 25,500,000 outstanding shares of TJBio Hangzhou, 13,500,000 shares were held by I-Mab Hong Kong while the remaining 12,000,000 shares was held by Series A Domestic Investors. Shares subscribed by Management Holdco and ESOP Holdco, in the total number of 4,500,000, have not yet been purchased by or issued to Management Holdco and ESOP Holdco as of December 31, 2020. Once all 4,500,000 subscribed shares of TJBio Hangzhou are purchased by or issued to Management Holdco and ESOP Holdco, the equity interest in TJBio Hangzhou held by I-Mab Hong Kong, Series A Domestic Investors, Management Holdco and ESOP Holdco would be 45%, 40%, 10% and 5% respectively. For the years ended December 31, 2023, 750,000 shares were issued to Management Holdco, respectively. No shares were issued to Management Holdco for the year ended December 31, 2024.

On the Series A Closing Date, I-Mab Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “Series A SHA”). According to the SHA and TJBio Hangzhou’s articles of association, the Board of Directors of TJBio Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways: I-Mab Hong Kong is entitled to appoint three directors, including the chairman of the Board of Directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related entities of the Series A Domestic Investors are entitled to appoint one director respectively (“Investor Directors”). Each director of the Board of Directors shall have one vote. I-Mab Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in TJBio Hangzhou, when exercising the rights as a shareholder.

As a result of the above transactions, TJBio Hangzhou became an affiliate of the Group on the Series A Closing Date in accordance with ASC 810 since TJBio Hangzhou met the definition of a business under ASC 805. Pipeline candidate related matters were considered to be the activities that most significantly impact the economic performance of TJBio Hangzhou at that stage, and these matters cannot be acted without the consent from the Investor Directors. In accordance with ASC 810-10, TJBio Hangzhou was a variable interest entity, and no shareholder shall consolidate TJBio Hangzhou under VIE model as neither party had the power to direct all the activities that most significantly impact the economic performance of TJBio Hangzhou. Therefore, the Group deconsolidated TJBio Hangzhou and retained significant influence in TJBio Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of TJBio Hangzhou was initially measured at fair value in accordance with ASC 810-10-40.

Subsequently, pursuant to TJBio Hangzhou’s articles of association, the Group applied the HLBV method to allocate earnings or losses of TJBio Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. During the year of 2023, the Group discontinued applying the equity method since the carrying amount of the investment had been reduced to zero, and therefore, did not recognize any earnings or losses of TJBio Hangzhou after 2023.

The purchase price of $3 million committed by Management Holdco under Series A SPA, representing 10% of the equity of TJBio Hangzhou, was significantly lower than the fair value of the corresponding subscribed shares as of the Closing Date. The excess was considered as share-based compensation to TJBio Hangzhou’s management for the services to be used or consumed in TJBio Hangzhou’s own operations. The share-based compensation was considered granted upon the Closing Date and cliff vests after five years of service from the Series A Closing Date. Consequently, the Group recognized its proportionate share of the compensation expense recorded by TJBio Hangzhou.

Along with the equity transfer transaction, the team of designated management/workforce transferred from the Group to TJBio Hangzhou consists of several grantees under the Group’s 2020 Share Incentive Plan (the “2020 Plan”) and 2021 Share Incentive Plan (the “2021 Plan”). These individuals continued to meet the definition of eligible participants under such plans after their resignation date from the Group. Meanwhile, there has been no change to any of the award terms. The equity transfer transaction did not trigger the modification accounting to the share-based compensation. Additionally, given that TJBio Hangzhou became an affiliate to the Group upon deconsolidation, and that the other shareholders of TJBio Hangzhou are not providing proportionate value to sponsor the 2020 Plan and 2021 Plan nor is the Group receiving any consideration for the awards granted to employees of TJBio Hangzhou, the Group is required, under Topic 323, to expense the full costs of share-based compensation as incurred in the same period as the costs are recognized by TJBio Hangzhou.

In 2024, TJBio Hangzhou granted stock options to its employees. Pursuant to TJBio Hangzhou’s articles of association, the Group applied the HLBV method to allocate earnings or losses of TJBio Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests.

The Group recognized the following components of equity loss in affiliates:

Nine Months Ended September 30,2024
Share-based compensation related to Management HoldCo	$1,095
Share-based compensation related to 2020 and 2021 Plan awards	(674)
Share-based compensation related to awards granted to TJBio Hangzhou employees	617
Total equity in loss of affiliate	$1,038

Series B Investments

In July 2022, TJBio Hangzhou entered into an equity transfer and investment agreement and a shareholders agreement (the “Series B SHA”) with a group of domestic investors (“Series B Domestic Investors”) in China to raise approximately $46 million in RMB equivalent. Once all the shares of TJBio Hangzhou are purchased by or issued to its investors, including Management Holdco and ESOP Holdco, the Group would hold 40.36% equity interest in TJBio Hangzhou. Pursuant to the Series B SHA, Management Holdco and ESOP Holdco no longer had irrevocably consented to act in concert with I-Mab Hong Kong. TJBio Hangzhou remains the affiliate of the Group. The Series B financing in TJBio Hangzhou was consummated in 2023.

Series C Investment, Equity Transfer and Shares Repurchase Transactions

On February 6, 2024, the Group entered into definitive agreements with TJBio Hangzhou and its investors to transfer the equity interests it holds in TJBio Hangzhou to certain participating shareholders of TJBio Hangzhou in exchange for the extinguishment of the existing repurchase obligations (see “—Put Right Liabilities” below) owed by I-Mab Hong Kong to those shareholders in the amount of approximately $183 million. Upon the closing of the transaction on April 2, 2024, the total amount of potential repurchase obligations owed by the Group to the non-participating shareholders of TJBio Hangzhou was expected to range from $30 million to $35 million, an amount that included claims in legal arbitration proceedings by certain non-participating shareholders against I-Mab Hong Kong in connection with the divestiture of the Greater China assets and business operations transaction. Subsequently, during the second and third quarters of 2024, the Group entered into share repurchase agreements with the non-participating shareholders and repurchased TJBio Hangzhou’s equity interests held by those shareholders for a price based on the investment cost plus a contractual amount of interest. As a result, the corresponding redemption obligations (see “—Put Right Liabilities” below) were fully extinguished. Concurrently with the equity transfer transaction on February 6, 2024, the Group participated in the Series C fundraising of TJBio Hangzhou and invested $19.0 million in exchange for 5.65% of TJBio Hangzhou’s total share capital. Upon the completion of the repurchase transactions and the Series C investment, the Group’s total ownership in TJBio Hangzhou was approximately 15% as of December 31, 2024. Following TJBio Hangzhou’s completion of the Series C-2 financing round on September 24, 2025, the Group’s total ownership in TJBio Hangzhou decreased to approximately 12.2% as of September 30, 2025. The Group does not have the ability to exercise significant influence over the operating and/or financial policies of TJBio Hangzhou given there is no representation on the Board of Directors or shared management personnel, no participation in TJBio Hangzhou’s policy-making processes, or any significant or material intra-entity transactions.

Upon the completion of the TJBio Shanghai Equity Transfer on April 2, 2025 (see Note 4 – Disposal of TJBio Shanghai for more details), TJBio Hangzhou is referred to as TJ Biopharma thereafter.

Pursuant to the Series C shareholder agreement, if TJ Biopharma fails to complete an initial public offering (“IPO”) of its shares before December 31, 2027, or TJ Biopharma voluntarily withdraws the application for the IPO or the relevant regulatory authorities rejects or disapproves the application for the IPO prior to June 30, 2027, the Series A, B, and C investors will have the right to require TJ Biopharma to repurchase all or part of its investor’s equity interests in cash. The Group’s investment in TJ Biopharma’s preferred shares are therefore contingently redeemable as TJ Biopharma’s redemption obligation is only satisfied upon a future liquidity event by a specified date, which is not within the control of the investor or the issuer. As such, the Group accounted for the investment in TJ Biopharma as available-for-sale debt securities in accordance with ASC 320, Investment — Debt Securities. The investments are reported at fair value as of the transaction date and re-measured at each reporting period, with the changes in unrealized gains and losses included as a component of the accumulated other comprehensive income (loss). Any impairment of the investment due to credit-related losses is reported in the consolidated statements of comprehensive loss.

During the nine months ended September 30, 2024, the Group recognized $12.4 million of expenses related to the settlement of TJ Biopharma repurchase obligations from the non-participating shareholders as the transaction price was determined based on the non-participating shareholders’ initial investment cost plus a contractual amount of interest compared to the fair value of the investment that was determined by management, using a third-party valuation specialist. The estimated equity value of TJ Biopharma was established using a backsolve method based on the Series C financing transaction of TJ Biopharma. The value was subsequently adjusted as of each reporting period by applying a change in the movement of a selected set of comparable companies, biotech indices and company-specific factors, as applicable. This value was then allocated towards TJ Biopharma’s Series A, B, and C capital structure using an option pricing method, or “OPM”, and a waterfall approach based on the order of liquidation preferences of the Series A, B, and C shares relative to one another. In the third quarter of 2025, following TJ Biopharma’s completion of the Series C-2 financing round, the equity value of TJ Biopharma as of September 30, 2025 was determined using a backsolve method based on the Series C-2 transaction share price. The resulting value was then allocated to the Series A, B, and C capital structure using the same OPM and liquidation waterfall methodology described above.

A summary of the fair value estimates of the Group’s investments in available-for-sale debt securities is provided in the “—Fair Value Measurements” section below.

The Group used the following significant assumptions and inputs in the OPM to determine the fair value of the Series A, B, and C shares:

Investments in available-for-sale debt securities	As of September 2025
Equity market adjustment	0%
Expected time to change in control (Year)	2.25
Estimated volatility	100%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.42%

Investments in available-for-sale debt securities	As of December 31, 2024
Equity market adjustment	-20%
Expected time to change in control (Year)	3.0
Estimated volatility	95%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.18%

In addition, various objective and subjective factors were considered to determine the fair value of the Group's Series A, B, and C shares as of each reporting period, including, among other factors:

•
TJ Biopharma’s financial position, including cash on hand, and historical and forecasted performance and operating results;
•
the progress of TJ Biopharma’s research and development programs;
•
the stage of development and business strategy and the material risks related to TJ Biopharma’s business and industry;
•
the likelihood of achieving a liquidity event for the holders of the Series A, B, and C shares, such as an initial public offering, given prevailing market conditions;
•
external market conditions affecting the biotechnology industry sectors;
•
Greater China and global economic conditions; and
•
the lack of an active public market for the Series A, B, and C shares.

The assumptions underlying this valuation represented management’s best estimate, which involved inherent uncertainties and the application of management’s judgment. This valuation is therefore sensitive to changes in the unobservable inputs. As a result, if the Group had used different assumptions or estimates, or if there are changes to the unobservable inputs, the fair value of the Series A, B and C shares could have been materially different. A summary of the unrealized gains and losses recognized in accumulated other comprehensive income (loss) related to the non-credit-related changes in the estimated fair value of the Group’s investments in available-for-sale debt securities is provided in the “—Fair Value Measurements” section below.

Put right liabilities

Pursuant to the Series A SHA and Series B SHA, if TJ Biopharma failed to consummate a public offering of TJ Biopharma’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and Medium-Sized Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of TJ Biopharma in accordance with provisions of the Series A SHA and Series B SHA within four years after September 15, 2020 (the “Repurchase Scenario”), the Series A Domestic Investors and Series B Domestic Investors (collectively, the “Domestic Investors”) had the right to elect to request I-Mab Hong Kong to repurchase all or any part of the equity of TJ Biopharma held by such Domestic Investors within three years of the occurrence of the Repurchase Scenario. I-Mab Hong Kong is obligated to repurchase the equity held by the Domestic Investors in cash or in NovaBridge’s stock (subject to the approval procedures of NovaBridge) within one year from the date on which any of the Domestic Investors delivers request of repurchase in writing. The repurchase price is determined based on the investment cost of the Domestic Investors plus a contractual amount of interest.

The redemption obligation written by I-Mab Hong Kong to the Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and is initially measured at fair value. Subsequent changes in fair value are recorded in other income (expenses) in the consolidated statements of comprehensive loss.

The estimated fair value of the put right liability was determined by reducing the expected redemption obligation value by the estimated fair value of the underlying preferred shares. The fair value of the preferred shares was estimated using a backsolve method based on TJ Biopharma’s Series C financing. This value was then allocated towards TJ Biopharma’s Series A, B and C capital structure using an OPM, and a waterfall approach based on the order of liquidation preferences of the Series A, B, and C shares relative to one another. The resulting amount was then discounted to present value. The discount factor was derived from the average yield of a set of comparable bond yields with a weighted-average time to maturity approximating the Group’s expected term to redemption, adjusted for company-specific factors and a credit rating reflective of the highly speculative nature of the investment.

The redemption obligations were fully extinguished in 2024 through equity transfer and shares repurchase transactions during the year as described under “—Investments in TJ Biopharma” above.

Fair Value Measurements

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of September 30, 2025 and December 31, 2024:

	As of September 30, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$40,322	$40,322

	December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

The roll forward of major Level 3 financial assets and liabilities are as follows:

	Investments in available-for-sale	Put right
	debt securities	liabilities
Fair value of Level 3 financial liabilities as of December 31, 2023	$—	$13,852
Fair value change and extinguishment of put right liabilities	—	(13,852)
Purchase of available-for-sale debt securities	38,727	—
Fair value change of available-for-sale debt securities	350	—
Currency translation differences	265	—
Fair value of Level 3 financial liabilities as of September 30, 2024 (unaudited)	$39,342	$—

Fair value of Level 3 financial assets as of December 31, 2024	$30,824	$—
Fair value change of available-for-sale debt securities	9,498	—
Fair value of Level 3 financial assets as of September 30, 2025 (unaudited)	$40,322	$—